Supplement Dated July 11, 2016
To The Prospectus Dated April 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective July 11, 2016, unless otherwise noted below.

Effective June 30, 2016, please remove all references to Michael L. Avery for the JNL/FPA + DoubleLine® Flexible Allocation Fund.

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Small Cap Growth Fund under "Principal Investment Strategies," please add the following:

Chicago Equity – Small Cap Growth Strategy

Chicago Equity Partners, LLC ("CEP") constructs the strategy by investing in equity securities of small-capitalization companies. The Small Cap Growth Strategy will ordinarily invest in approximately 150-400 stocks. The Small Cap Growth Strategy primarily invests in common stock and preferred stock of U.S. small-capitalization companies.

The Small Cap Growth Strategy currently defines small capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell 2000® Index (between $14 million and $6.1 billion as of March 31, 2016). This range may fluctuate as market conditions change and during periods of increased market volatility. In pursuing its investment strategy, it will generally invest in stocks of U.S. small-cap growth companies (as determined by CEP), including real estate investment trusts ("REITs"). The Small Cap Growth Strategy may also invest in foreign companies, including those that are organized in or have material business interests tied to emerging market countries, through American Depositary Receipts ("ADRs") or direct investment in securities of foreign companies trading on U.S. markets.

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Small Cap Growth Fund under "Portfolio Management," please delete the sub-sections entitled "Sub-Advisers" and "Portfolio Managers" in the entirety and replace with the following:

Sub-Advisers:
Chicago Equity Partners, LLC ("CEP")
Granahan Investment Management, Inc. ("GIM")
LMCG Investments, LLC ("LMCG")
RS Investment Management Co. LLC ("RS")

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager (JNAM)
Sean Hynes, CFA, CAIA	September 2015	Portfolio Manager (JNAM)
Mark Pliska, CFA	September 2015	Portfolio Manager (JNAM)
Robert H. Kramer, CFA	July 2016	Managing Director (CEP)
Patricia A. Halper, CFA	July 2016	Managing Director (CEP)
William C. Murray, CFA, CAIA	July 2016	Director (CEP)
Gary Hatton, CFA	September 2015	Managing Director, Chief Investment Officer (GIM)
Andrew Beja, CFA	September 2015	Portfolio Manager (GIM)
Andrew Morey, CFA	September 2015	Managing Director, Growth Equities (LMCG)
Stephen J. Bishop	September 2015	Co-Portfolio Manager (RS)
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager (RS)
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager (RS)
D. Scott Tracy, CFA	September 2015	Co-Portfolio Manager (RS)

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Small Cap Growth Fund under "Purchase and Redemption of Fund Shares," please delete the last paragraph in its entirety and replace with the following:

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.

In the section entitled, "Summary Overview of Each Fund" for the JNL Multi-Manager Small Cap Growth Fund under "Tax Information," please delete the paragraph in its entirety and replace with the following:

Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

Effective June 14, 2016, in the section entitled, "Summary Overview of Each Fund" for the JNL/Invesco Mid Cap Value Fund under "Portfolio Management," please delete the sub-section entitled "Portfolio Managers" in the entirety and replace with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Thomas Copper	2013	Portfolio Manager (co-lead), Invesco Advisers, Inc.
John Mazanec	2013	Portfolio Manager, Invesco Advisers, Inc.
Sergio Marcheli	2013	Portfolio Manager, Invesco Advisers, Inc.
Jeffrey Vancavage	June 2016	Portfolio Manager (co-lead), Invesco Advisers, Inc.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Lazard Emerging Markets Fund under "Expense Example," please delete the paragraph in its entirety and replace it with the following:

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund operating expenses remain the same.  The example does not reflect the voluntary fee waiver. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

In the section entitled, "Summary Overview of Each Fund" for the JNL/Lazard Emerging Markets Fund under "Portfolio Management," please delete the sub-section entitled "Portfolio Managers" in the entirety and replace with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
John R. Reinsberg	2006	Deputy Chairman, Lazard Asset Management LLC
James Donald	2006	Portfolio Manager/Analyst, Lazard Asset Management LLC
Rohit Chopra	2007	Portfolio Manager/Analyst, Lazard Asset Management LLC
Monika Shrestha	2015	Portfolio Manager/Analyst, Lazard Asset Management LLC

In the section entitled, "Summary Overview of Each Fund" for the JNL/Lazard Emerging Markets Fund under "Tax Information," please delete the paragraph in its entirety and replace with the following:

Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.

In the section entitled, "Summary Overview of Each Fund" for the JNL/Mellon Capital Bond Index Fund under "Principal Risks of Investing in the Fund," please add the following risk:

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

Effective June 30, 2016, in the section entitled, "Summary Overview of Each Fund" for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund under "Portfolio Management," please delete the sub-section entitled "Portfolio Managers" in the entirety and replace with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Greg Anderson	2016	Senior Managing Director, PPM
Jeffrey J. Moran, CFA, CPA	2008	Senior Managing Director, PPM
Kevin R. McCloskey, CFA	2008	Senior Managing Director, PPM
Michael P. MacKinnon, CFA, CPA	2009	Managing Director, PPM
Naveen Bobba	2014	Senior Managing Director, PPM

In the section entitled "Additional Information About the Funds," please add the following in the subsection "Principal Investment Strategies" for JNL Multi-Manager Small Cap Growth Fund:

Chicago Equity – Small Cap Growth Strategy

Chicago Equity Partners, LLC ("CEP") constructs the strategy by investing in equity securities of small-capitalization companies. The Small Cap Growth Strategy will ordinarily invest in approximately 150-400 stocks. The Small Cap Growth Strategy primarily invests in common stock and preferred stock of U.S. small-capitalization companies.

The Small Cap Growth Strategy currently defines small capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell 2000® Index (between $14 million and $6.1 billion as of March 31, 2016). This range may fluctuate as market conditions change and during periods of increased market volatility. In pursuing its investment strategy, it will generally invest in stocks of U.S. small-cap growth companies (as determined by CEP), including real estate investment trusts ("REITs"). The Small Cap Growth Strategy may also invest in foreign companies, including those that are organized in or have material business interests tied to emerging market countries, through American Depositary Receipts ("ADRs") or direct investment in securities of foreign companies trading on U.S. markets.

The CEP investment philosophy is based on financial and behavioral theory. CEP believes active returns are achievable because of inefficiencies in the market that persist over time. CEP believes that the market is complex, and therefore the most effective way to identify anomalies is with a research-intensive, systematic process. CEP believes that using a quantitative stock selection model to analyze a company's earnings, balance sheet strength, relative valuation, growth potential or other variables creates opportunity to capture market inefficiencies. CEP intends to seek returns for the Fund in excess of its benchmark by combining systematic analysis of these variables with optimization and rigorous implementation by a team of seasoned industry experts. Through this process, CEP seeks to achieve a well-diversified portfolio of companies with attractive valuation ratios, quality balance sheets, and positive growth and momentum expectations built through a disciplined, risk controlled process.

In the section entitled "Additional Information About The Funds," please add the following in the subsection "The Adviser, Sub-Advisers and Portfolio Management" for JNL Multi-Manager Small Cap Growth Fund after the sixth paragraph:

Chicago Equity Partners, LLC ("CEP") has served as Sub-Adviser to the Fund since July 2016. Affiliated Managers Group, Inc. indirectly owns a majority interest in CEP. CEP, located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, is an investment management firm with approximately $9.8 billion in assets under management as of December 31, 2015.

CEP utilizes a team approach to manage the Fund. Robert H. Kramer, Patricia A. Halper and William C. Murray are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Mr. Kramer is a Founding Partner of CEP and has served as Managing Director, Portfolio Manager and Analyst at CEP and its predecessor since 1989. Ms. Halper has been a member of CEP's quantitative analysis group, which is responsible for the firm's proprietary quantitative models and its ongoing developmental efforts, since 1998. Prior to joining CEP, Ms. Halper worked at the institutional futures sales desk at Paine Webber. Mr. Murray has been a member of CEP's portfolio management team since 1994.

In the section entitled "Additional Information About The Funds," please delete the last paragraph in the subsection "The Adviser, Sub-Advisers and Portfolio Management" for JNL Multi-Manager Small Cap Growth Fund and replace with the following:

A discussion regarding the Board of Trustees' basis for approving each sub-advisory agreement is available in the Fund's Annual Report for the period ended December 31, 2015 and the Fund's Semi-Annual Report for the period ended June 30, 2016.

Effective June 14, 2016, in the section entitled "Additional Information About the Funds," please add the following bullet after the second paragraph in the subsection "The Sub-Advisers and Portfolio Management" for JNL/Invesco Mid Cap Value Fund:

•
Jeffrey Vancavage, Portfolio Manager (co-lead), has been associated with Invesco and/or its affiliates since 2016.  From 2001-2013 he was associated with Eagle Asset Management and/or its affiliates in an investment management capacity.  Prior to 2001, he worked at Raymond James.

In the section entitled "Additional Information About the Funds," please delete the third and fourth paragraphs in the subsection "Principal Investment Strategies" for JNL/Lazard Emerging Markets Fund and replace it with the following:

The Sub-Adviser employs a relative value strategy to the emerging markets universe by investing in companies that the Sub-Adviser believes are undervalued based on their earnings, cash flow or asset values.  The Sub-Adviser's approach consists of an analytical framework, accounting validation, fundamental analysis, and portfolio construction parameters.

In the section entitled "Additional Information About the Funds," please delete the sixth, seventh and eighth paragraphs in the subsection "The Sub-Advisers and Portfolio Management" for JNL/Lazard Emerging Markets Fund in the entirety.

In the section entitled, "Additional Information About The Funds" for the JNL/Mellon Capital Bond Index Fund under "Principal Risks of Investing in the Fund," please add the following risk:

•	Foreign securities risk

Effective June 30, 2016, in the section entitled "Additional Information About the Funds," please delete the second and third paragraphs in the subsection "The Sub-Advisers and Portfolio Management" for JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund and replace with the following:

PPM utilizes teams of investment professionals acting together to manage the assets of the Fund.  All decisions are made by no less than four of the five investment professionals. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity.  The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives.  PPM's Public Equity Group supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities.  The Public Equity Group, led by Kevin McCloskey, Senior Managing Director, manages as of May 31, 2016, approximately $11.9 billion in assets, including approximately $477 million in mid-cap value assets for various institutional clients based in the U.S. and abroad. Mr. McCloskey, as head of the team, has the ultimate decision making responsibility for the decisions, but the process reflects the recommendations of the team.

Gregory Anderson, Senior Managing Director and Portfolio Manager.  Mr. Anderson has over 24 years of investment industry experience.  Prior to joining PPM in 2016, Mr. Anderson was a Managing Director and Sector Head of Financial Services at UBS Global Asset Management.  He previously worked at Segall, Bryant & Hamill as Director of Equity Research and was a Principal at CMJ Partners.  Prior to CMJ he worked at UBS.  Mr. Anderson holds a BS in Business Administration from Moorhead State University and an MBA from the University of Chicago. He completed the Chartered Financial Analyst program in 1990.  Mr. Anderson became a portfolio manager for the Fund in June 2016.

In the section entitled "Additional Information About the Funds," please delete the second paragraph in the subsection "The Sub-Advisers and Portfolio Management" for each of the following funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P Mid 3 Fund, and JNL/S&P International 5 Fund, and replace it with the following:

SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995, and provides investment services on a non-discretionary basis.  SPIAS is a wholly owned subsidiary of S&P Global Inc. ("S&P"), a publicly traded company that provides, financial information, including credit ratings, benchmarks and analytics to the global capital and commodity markets. SPIAS is affiliated with Capital IQ, Inc., Standard & Poor's Financial Services LLC and S&P Dow Jones Indices LLC, each a subsidiary of S&P.  Capital IQ, Inc. is a provider of financial market intelligence, including risk evaluation, investment research and data. Standard & Poor's Financial Services LLC is a provider of independent credit ratings.  S&P Dow Jones Indices LLC is a provider of indices. In addition to SPIAS, Capital IQ, Inc., Standard & Poor's Financial Services LLC and S&P Dow Jones Indices LLC operate several independent businesses that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Financial Services LLC in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Financial Services LLC to the general public.

In the section entitled "Additional Information About the Funds," please delete the first paragraph in the subsection "The Sub-Advisers and Portfolio Management" for each of the following funds: JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Growth Fund, and JNL/S&P Managed Aggressive Fund, and replace it with the following:

The Sub-Adviser and Portfolio Management.  The Sub-Adviser is Standard & Poor's Investment Advisory Services LLC ("SPIAS"), located at 55 Water Street, New York, New York 10041. SPIAS is located at 55 Water Street, New York, New York 10041.  SPIAS was established in 1995, and provides investment services on a non-discretionary basis.  SPIAS is a wholly owned subsidiary of S&P Global Inc. ("S&P"), a publicly traded company that provides, financial information, including credit ratings, benchmarks and analytics to the global capital and commodity markets. SPIAS is affiliated with Capital IQ, Inc., Standard & Poor's Financial Services LLC and S&P Dow Jones Indices LLC, each a subsidiary of S&P.  Capital IQ, Inc. is a provider of financial market intelligence, including risk evaluation, investment research and data. Standard & Poor's Financial Services LLC is a provider of independent credit ratings.  S&P Dow Jones Indices LLC is a provider of indices. In addition to SPIAS, Capital IQ, Inc., Standard & Poor's Financial Services LLC and S&P Dow Jones Indices LLC operate several independent businesses that engage in other separate business activities.  SPIAS operates independently of and has no access to analysis or other information supplied or obtained by Standard & Poor's Financial Services LLC in connection with its ratings business, except to the extent such information is made available by Standard & Poor's Financial Services LLC to the general public.

This Supplement is dated July 11, 2016.

Supplement Dated July 11, 2016
To The Statement of Additional Information
Dated April 25, 2016

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective July 11, 2016, unless otherwise noted below.

Effective July 11, 2016, please delete all references to Jai Jacob, Kevin O'Hare and Stephen Marra for the JNL/Lazard Emerging Markets Fund.

Effective June 30, 2016, please remove all references to Michael L. Avery for the JNL/FPA + DoubleLine® Flexible Allocation Fund.

Beginning on page 135, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," please delete the disclosure for Chicago Equity Partners, LLC and replace with the following:

Chicago Equity Partners, LLC

Chicago Equity Partners, LLC ("CEP") located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601serves as sub-adviser to the JNL Multi-Manager Small Cap Value Fund and the JNL Multi-Manager Small Cap Growth Fund (each, a "Fund").  CEP is majority owned by Affiliated Managers Group, Inc. ("AMG"). The address of AMG's principal executive office is 777 South Flagler Drive, West Palm Beach, Florida 33401. AMG's equity interest in CEP is structured so that CEP maintains operational autonomy in managing its business. The relationship between AMG and CEP is defined by an operating agreement that provides that AMG does not have the authority or the ability to operate or manage CEP's business in the normal course. Accordingly, AMG is not a "control person" of CEP.

Portfolio Manager Compensation Structure

CEP offers an aggressive compensation plan providing substantial benefits to its investment professionals. Compensation is two-fold, involving both cash and long-term rewards. Cash compensation includes a market-based competitive base salary and an incentive bonus.

•
Base salaries are market-driven. CEP utilizes both internal assessments of the talent market and external resources and surveys to ensure it remains competitive with industry standards. CEP strives to maintain salary levels in the top 25th percentile. In addition to their base salaries, CEP's investment professionals also receive an incentive bonus. The pool for bonuses is calculated using a formula that takes into consideration long and short term excess returns by product as well as new assets under management. This pool is then allocated to CEP's professionals based on merit and contribution. The incentive bonus is not based on performance of a Fund or a Fund's assets under management.

•	A full range of benefits including work from home privileges (where appropriate), tuition reimbursement, 401(k) plan and full medical and dental insurance is provided.

This compensation plan aligns CEP's investment team's financial interests to CEP's clients' financial interests. It also directly compensates CEP's professionals for client satisfaction, investment performance and new business. CEP's very low turnover is testimonial to CEP's professionals' career satisfaction.

Aside from direct ownership/partnership, CEP has a long term incentive program which allows employees economically in the growth of the firm.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of May 31, 2016:

JNL Multi-Manager Small Cap Value Fund
Other Accounts Managed

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
David C. Coughenour	2	$0.111	2	$0.037	88	$2.275
Robert H. Kramer, CFA	2	$0.111	2	$0.037	88	$2.275
Patricia A. Halper, CFA	2	$0.111	2	$0.037	88	$2.275
William C. Murray, CFA, CAIA	2	$0.111	2	$0.037	88	$2.275

JNL Multi-Manager Small Cap Growth Fund
Other Accounts Managed

Portfolio Managers	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Robert H. Kramer, CFA	2	$0.111	2	$0.037	88	$2.275
Patricia A. Halper, CFA	2	$0.111	2	$0.037	88	$2.275
William C. Murray, CFA, CAIA	2	$0.111	2	$0.037	88	$2.275

Conflicts of Interest

CEP is organized as a stand-alone investment adviser whose sole business is providing investment advice to clients. The firm has no brokerage affiliates and has no financial interests in other firms. CEP is majority owned by an outside investor, AMG, which also owns interests in a number of other investment advisory firms. Potential conflicts of interest are ameliorated through an operating arrangement that allows CEP to function as an independent entity with minimal oversight from AMG. CEP employs one of the AMG affiliates to assist the firm in managing certain accounts that are sub-advised under WRAP or SMA programs. These arrangements do not present a conflict of interest for the management of a Fund.

CEP manages accounts in a team environment where accounts of similar products (e.g., small-cap portfolios) are rebalanced together and the trades resulting from these periodic rebalancing exercises are blocked to the extent permitted by the client. The allocations of shares resulting from blocked trades are distributed on a pro rata basis. Similar processes and allocation methods are employed for the management of both equity and fixed income accounts.

CEP manages an account funded by members of the firm. The account was established for the purpose of launching new products. Account management and trading for this account take place apart from the firm's other client accounts in order to avoid conflicts of interest in the allocation of investment opportunities and in the trading process.

CEP may invest in the securities issued by clients of the firm. The intent of such investments will always be to maximize the return of the client portfolio in accordance with the investment objectives provided by the client. For both fixed income and equity securities, the firm relies on an objective investment process based on quantitative analysis to select securities for client portfolios.

A potential for a conflict of interest will also arise when the firm votes the proxies for equity securities issued by clients of the firm. The firm seeks to avoid conflicts by relying on the use of standard proxy voting guidelines to vote proxy proposals or by voting such proposals in accordance with the recommendation of a nonaffiliated proxy voting research vendor. The firm currently employs ISS, Inc. as its proxy voting research vendor.

Employees of the firm may also purchase or sell securities held or intended to be held in client accounts. A personal trading policy is in place which requires each employee trade to be subjected to a pre-clearance process. The pre-clearance process employs blackout periods after client trades to ensure that the client trades always receive priority over employee trades. Additionally, copies of employee confirms and statements are received by and reviewed by the firm's chief compliance officer.

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Value Fund as of May 31, 2016

Security Ownership of Portfolio Managers	David C. Coughenour	Robert H. Kramer	Patricia A. Halper	William C. Murray
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Growth Fund as of May 31, 2016

Security Ownership of Portfolio Managers	Robert H. Kramer	Patricia A. Halper	William C. Murray
None	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective June 14, 2016, on page 166, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Sub-Advisers and Portfolio Managers," for Invesco Advisers, Inc., in the section entitled "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the table for the JNL/Invesco Mid Cap Value Fund and replace with the following:

JNL/Invesco Mid Cap Value Fund (as of May 31, 2016)
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts[1]	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Cooper	6	None	None	None	None	None
	$3,443.3	None	None	None	None	None
John Mazanec	6	None	None	None	None	None
	$3,443.3	None	None	None	None	None
Sergio Marcheli	16	None	1,023[1]	None	None	None
	$32,492.9	None	$99.1[1]	None	None	None
Jeffrey Vancavage	None	None	None	None	None	None
	None	None	None	None	None	None
1 These are accounts of individual investors for which Invesco provides investment advice.  Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds.  These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Effective June 14, 2016, on page 169, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," for Invesco Advisers, Inc., please delete the table entitled "Security Ownership of Portfolio Managers for the JNL/Invesco Mid Cap Value Fund," and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Invesco Mid Cap Value Fund as of May 31, 2016

Security Ownership of Portfolio Managers	Thomas Copper	John Mazanec	Sergio Marcheli	Jeffrey Vancavage
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective June 30, 2016, on pages 194-195, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," for PPM America, Inc., in the section entitled "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the tables for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund and replace with the following:

The following tables reflect information as of May 31, 2016:

JNL/PPM America Mid Cap Value Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Greg Anderson	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Michael P. MacKinnon	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Kevin McCloskey	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Jeffrey Moran	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Naveen Bobba	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94

JNL/PPM America Small Cap Value Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Greg Anderson	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Michael P. MacKinnon	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Kevin McCloskey	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Jeffrey Moran	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Naveen Bobba	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94

JNL/PPM America Value Equity Fund
	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Greg Anderson	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Michael P. MacKinnon	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Kevin McCloskey	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Jeffrey Moran	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94
Naveen Bobba	2	4	7	0	0	4
	$649,136,095.84	$3,402,421,377.53	$7,367,938,779.12	$0	$0	$6,547,479,555.94

Effective June 30, 2016, on page 197, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Investment Sub-Advisers and Portfolio Managers," for PPM America, Inc., please delete the table entitled "Security Ownership of Portfolio Managers for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund as of December 31, 2015," and replace with the following:

Security Ownership of Portfolio Managers for the JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, and JNL/PPM America Value Equity Fund as of May 31, 2016

Security Ownership of Portfolio Managers	Greg Anderson	Kevin McCloskey	Michael P. MacKinnon	Jeffrey Moran	Naveen Bobba
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated July 11, 2016.